Share capital and additional paid in capital - Disclosure of changes in combined capital and additional paid in capital (Detail) ( Parenthetical) ¥ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Disclosure of changes in combined capital and additional paid in capital
Equity	¥ 438,874	$ 63,629,000	¥ 29,439		¥ 14,558		¥ 24,073
Issued Capital [member]
Disclosure of changes in combined capital and additional paid in capital
Equity | ¥	¥ 146,730				¥ 0		¥ 0
Issued Capital [member] | Ordinary shares [member]
Disclosure of changes in combined capital and additional paid in capital
Equity		21,969,781		$ 1		$ 1
Top of range [member] | Issued Capital [member] | Ordinary shares [member]
Disclosure of changes in combined capital and additional paid in capital
Equity		$ 1		$ 1		$ 1